SUPPLEMENT DATED OCTOBER 27, 2023
TO THE STATEMENT OF ADDITIONAL INFORMATION FOR

Symetra Deferred Variable Annuity dated May 1, 1998
Focus Variable Annuity dated May 1, 2011
Mainsail Variable Annuity dated May 1, 1998
Symetra Retirement Passport Group Variable Annuity dated May 1, 2010
Resource B Variable Annuity dated May 1, 2002
Spinnaker Variable Annuity dated May 1, 2023
Spinnaker® Advisor Variable Annuity dated May 1, 2011
Spinnaker® Choice Variable Annuity dated May 1, 2008
Spinnaker® Plus Variable Annuity dated May 1, 2004
Symetra True Variable Annuity® dated May 1, 2016

Effective November 1, 2023, for a copy of the prospectus please call 1-800-796-3872, or write to us at Symetra Life Insurance Company, PO Box 674423, Houston, TX 77267-4423.